TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY - Reconciliation of expense with income tax and social contributions (Details) R$ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2018
Effects of additions and exclusions:
Total income (expense) of IRPJ and CSLL		R$ 342,580	R$ 2,483,718	R$ 1,510,634
Chesf
Effects of additions and exclusions:
Tax Incentive Percentage | $	$ 75
Eletronorte
Effects of additions and exclusions:
Tax incentives		300,418
Tax Incentive Percentage | $	$ 75
IRPJ
Reconciliation of expense with income tax and social contribution
Earnings (Losses) before IRPJ and CSLL		6,368,606	R$ 15,930,518	R$ 2,957,864
Tax rate			25.00%	25.00%
Total IRPJ and CSLL calculated at the rates of 25% and 9%, respectively		1,592,151	R$ 3,982,630	R$ 739,466
Effects of additions and exclusions:
Indemnity - RBSE		248,015	311,388
Dividend income		353,564	16,073	10,012
Equity method investments		285,183	346,213	673,043
Exchange variation		188,381	(201,679)
Tax loss offset/Negative base		238,285	405,337	359,767
Establishment of tax credits		2,457,113	433,571
Operating provisions		(302,179)	1,727,581
Unrecognized/written off deferred taxes		1,011,667	1,117,987	1,714,988
Tax incentives		(658,136)	(435,279)	(412,143)
Grants		(10,628)	(2,123)	(24,725)
Other additions and exclusions		(327,784)	(69,480)	89,622
Total income (expense) of IRPJ and CSLL		R$ (1,184,267)	R$ 1,698,458	R$ 934,592
Effective rate	18.60%	18.60%	10.66%	31.60%
CSLL
Reconciliation of expense with income tax and social contribution
Earnings (Losses) before IRPJ and CSLL		R$ 3,638,606	R$ 15,930,518	R$ 2,957,864
Tax rate					9.00%
Total IRPJ and CSLL calculated at the rates of 25% and 9%, respectively		573,175	1,433,747	266,208
Effects of additions and exclusions:
Indemnity - RBSE		89,285	112,100
Dividend income		127,283	5,786	3,604
Equity method investments		102,666	124,637	242,295
Exchange variation		67,817	(72,605)
Tax loss offset/Negative base		79,784	179,447	131,429
Establishment of tax credits		322,783	156,086
Operating provisions		136,349	621,930
Unrecognized/written off deferred taxes		364,200	402,962	617,395
Tax incentives		(3,588)
Grants		(3,826)	(764)	(8,901)
Other additions and exclusions		(82,359)	(75,166)	(60,866)
Total income (expense) of IRPJ and CSLL		R$ 94,005	R$ 785,259	R$ 576,042
Effective rate	1.48%	1.48%	4.93%	19.47%